Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statutory income tax rate	15.00%	15.00%	15.00%
Effect of PRC preferential tax rate and tax holidays	(9.40%)	(10.00%)	(8.30%)
Non-deductible permanent difference	1.00%	0.70%	(1.80%)
Change in valuation allowance	(19.60%)
Research and development tax credit	1.30%	(2.00%)	(0.90%)
Effective tax rate	(2.00%)	21.30%	15.20%
Hong Kong [Member]
Statutory income tax rate	16.50%	16.50%	16.50%
Income not generated in Hong Kong	(16.80%)	(8.90%)	(15.30%)
Mainland China [Member]
Statutory income tax rate	25.00%	25.00%	25.00%